Taxes - Schedule of Reconciles the PRC Statutory Rate (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of different tax jurisdiction		(27.20%)	(45.80%)	(2.30%)
Effect of PRC preferential tax rate				(5.40%)
Research and development (“R&D”) tax credit				(13.00%)
Non-deductible items	[1]	0.40%	4.20%	5.60%
Effective tax rate		(1.80%)	(16.60%)	9.90%

[1]	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.